Capital commitments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Capital commitments [abstract]
Orders placed and outstanding on capital contracts at the prevailing rate of exchange	$ 246	$ 146	$ 217